Asset Acquisition (Details Narrative)	1 Months Ended
Apr. 13, 2022 USD ($) shares
Asset Acquisition
Interest rate	10.00%
Preferred C Shares | shares	1,000,000
Preferred C Shares value | $	$ 4,200,000